Business Combination - Additional Information (Detail) $ / shares in Units, $ in Thousands, Transactions in Billions					12 Months Ended
	Feb. 05, 2021 USD ($)	Jan. 13, 2021 USD ($) Transactions $ / shares shares	Dec. 16, 2019 USD ($)	Oct. 16, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2019 $ / shares	Oct. 16, 2016 USD ($)
Business Acquisition [Line Items]
Common stock, par value | $ / shares					$ 0.01	$ 0.01	$ 0.01
Unit Purchase Agreement - BusinessPhone
Business Acquisition [Line Items]
Purchase price	$ 7,003
Business Combination, Holdback Amount released	1,100
Contingent consideration	5,969
Unit Purchase Agreement - BusinessPhone | Customer Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	$ 5,600
Estimated Useful Life	10 years
Unit Purchase Agreement - BusinessPhone | Acquired workforce
Business Acquisition [Line Items]
Identified intangible assets	$ 380
Estimated Useful Life	10 years
Crescent Acquisition Corp | Class A
Business Acquisition [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Crescent Acquisition Corp | Merger Agreement
Business Acquisition [Line Items]
Number of transactions | Transactions		14
Cash payment amount		$ 218,000
Crescent Acquisition Corp | Merger Agreement | Class A
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Number of Securities at closing value		$ 514,000
Business acquisition, share price | $ / shares		$ 10.00
Business acquisition,number of shares issued | shares		5,000,000
Crescent Acquisition Corp | Merger Agreement | Class A | Independent Directors
Business Acquisition [Line Items]
Business acquisition,number of shares issued | shares		2,743,750
Crescent Acquisition Corp | Merger Agreement | Class F Common Stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
TeckstInc [Member]
Business Acquisition [Line Items]
Cash payment amount				$ 1,600
Purchase price				2,000
Business Combination, Holdback Amount				400
Acquisition related expenses				400	$ 400
TeckstInc [Member] | 8 Months following the close date
Business Acquisition [Line Items]
Business Combination, Holdback Amount released				200
TeckstInc [Member] | 15 Months following the close date
Business Acquisition [Line Items]
Business Combination, Holdback Amount released				200
TeckstInc [Member] | 37 Months following the close date
Business Acquisition [Line Items]
Business Combination, Holdback Amount released				100
TeckstInc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets				$ 600				$ 600
Estimated Useful Life				7 years
TeckstInc [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Identified intangible assets				$ 700				$ 700
Estimated Useful Life				5 years
SpeechIQ [Member]
Business Acquisition [Line Items]
Cash payment amount			$ 7,900
Purchase price			9,000
Business Combination, Holdback Amount			1,200
Acquisition related expenses			400
Goodwill deductible for tax purposes			4,500
SpeechIQ [Member] | Administrative Expense
Business Acquisition [Line Items]
Acquisition related expenses					$ 100
SpeechIQ [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets			$ 2,300
Estimated Useful Life			10 years
SpeechIQ [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Identified intangible assets			$ 1,600
Estimated Useful Life			4 years
SpeechIQ [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Identified intangible assets			$ 300
Estimated Useful Life			4 years